Significant Accounting policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2012
Significant Accounting Policies And Recent Accounting Pronouncements (Abstract)
Significant Accounting policies and Recent Accounting Pronouncements

2. Significant Accounting policies and Recent Accounting Pronouncements:

A discussion of the Company's significant accounting policies can be found in the Company's consolidated financial statements included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2011, filed with the SEC on March 14, 2012 (the "Consolidated Financial Statements for the year ended December 31, 2011"). There have been no material changes to these policies in the six-month period ended June 30, 2012.